Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2016
Derivative Instruments [Abstract]
Schedule Of Net Unrealized Appreciation Depreciation On Futures And Forward Currency Contracts By Settlement Currency Type

	As of December 31,
	2016		2015
	Total Net		Total Net
	Unrealized		Unrealized
	Appreciation	Percent	Appreciation	Percent
Currency Type	(Depreciation)	of Total	(Depreciation)	of Total

Australian dollar	$128,539	2.49%	$45,833	1.23%
British pound	558,726	10.84	(55,000)	(1.48)
Canadian dollar	(6,500)	(0.13)	320,499	8.61
Euro	2,687,273	52.13	298,266	8.01
Hong Kong dollar	46,550	0.90	61,654	1.66
Japanese yen	490,906	9.52	141,419	3.80
Korean won	269,231	5.22	9,592	0.26
Malaysian ringgit	(74,203)	(1.44)	19,879	0.53
Norwegian krone	(108,330)	(2.10)	(45,395)	(1.22)
Polish zloty	(44,969)	(0.87)	(118,064)	(3.17)
Singapore dollar	(4,520)	(0.09)	(9,452)	(0.25)
South African rand	17,049	0.33	65,440	1.76
Swedish krona	(136,742)	(2.65)	41,104	1.10
Turkish lira	(38,566)	(0.75)	(9,356)	(0.25)
U.S. dollar	1,370,886	26.60	2,955,020	79.41

Total	$5,155,330	100.00%	$3,721,439	100.00%

Schedule Of Fair Value Of Futures And Forward Currency Contracts

Fair Value of Futures and Forward Currency Contracts at December 31, 2016

					Net Unrealized
	Fair Value - Long Positions		Fair Value - Short Positions		Gain (Loss) on
Sector	Gains	Losses	Gains	Losses	Open Positions
Futures contracts:
Energies	$125,805	$(10,214)	$23,840	$(99,066)	$40,365
Grains	-	(2,980)	122,923	(71,038)	48,905
Interest rates	2,658,089	(432,542)	104	(31,906)	2,193,745
Livestock	5,130	(2,850)	-	-	2,280
Metals	750,102	(772,637)	545,558	(257,287)	265,736
Softs	547	(87,991)	156,789	(104,119)	(34,774)
Stock indices	1,876,503	(665,161)	22,049	(341,276)	892,115
Total futures contracts	5,416,176	(1,974,375)	871,263	(904,692)	3,408,372

Forward currency contracts	476,460	(1,260,906)	3,059,242	(527,838)	1,746,958

Total futures and forward currency contracts	$5,892,636	$(3,235,281)	$3,930,505	$(1,432,530)	$5,155,330

Fair Value of Futures and Forward Currency Contracts at December 31, 2015

					Net Unrealized
	Fair Value - Long Positions		Fair Value - Short Positions		Gain (Loss) on
Sector	Gains	Losses	Gains	Losses	Open Positions
Futures contracts:
Energies	$10,310	$(38,400)	$1,633,223	$(364,420)	$1,240,713
Grains	-	-	487,520	(9,187)	478,333
Interest rates	814,802	(1,061,321)	-	(925)	(247,444)
Livestock	-	-	-	(104,550)	(104,550)
Metals	407,419	(44,788)	543,624	(424,099)	482,156
Softs	171,009	(109,903)	100	(109,199)	(47,993)
Stock indices	708,220	(221,271)	94,368	(26,590)	554,727
Total futures contracts	2,111,760	(1,475,683)	2,758,835	(1,038,970)	2,355,942

Forward currency contracts	596,972	(1,464,612)	3,130,304	(897,167)	1,365,497

Total futures and forward currency contracts	$2,708,732	$(2,940,295)	$5,889,139	$(1,936,137)	$3,721,439

Schedule Of Trading Gains (Losses) Of Futures And Forward Currency Contracts

Sector	2016	2015

Futures contracts:
Energies	$(6,466,624)	$7,915,903
Grains	2,864,072	(1,709,649)
Interest rates	10,837,509	4,748,257
Livestock	139,270	290,270
Metals	(916,623)	4,115,414
Softs	(1,026,914)	383,721
Stock indices	17,017,329	(543,455)

Total futures contracts	22,448,019	15,200,461

Forward currency contracts	8,168,262	184,631

Total futures and forward currency contracts	$30,616,281	$15,385,092

Schedule Of Monthly Average Future And Forward Currency Contracts

	2016	2015

Average bought	12,089	9,831
Average sold	11,834	9,934
Average notional	$1,360,000,000	$1,134,000,000

Offsetting Derivative Assets And Liabilities

Offsetting of derivative assets and liabilities at December 31, 2016
		Gross amounts	Net amounts of
		offset in the	assets presented in
	Gross amounts of	Statement of	the Statement of
Assets	recognized assets	Financial Condition	Financial Condition

Futures contracts
Counterparty C	$3,612,002	$(1,405,548)	$2,206,454
Counterparty I	2,675,437	(1,473,519)	1,201,918
Total futures contracts	6,287,439	(2,879,067)	3,408,372

Forward currency contracts
Counterparty G	1,707,952	(615,087)	1,092,865
Counterparty H	1,827,750	(1,173,657)	654,093
Total forward contracts	3,535,702	(1,788,744)	1,746,958

Total assets	9,823,141	(4,667,811)	5,155,330

(Continued)

		Amounts Not Offset in the Statement of Financial Condition
	Net amounts of
	Assets
	presented in the
	Statement of Financial	Financial	Collateral
Counterparty	Condition	Instruments	Received(1)(2)	Net Amount(3)

Counterparty C	$2,206,454	$-	$(2,206,454)	$-
Counterparty I	1,201,918	-	(1,201,918)	-
Counterparty G	1,092,865	-	-	1,092,865
Counterparty H	654,093	-	-	654,093
Total	$5,155,330	$-	$(3,408,372)	$1,746,958

(1) Collateral received includes trades made on exchanges. These trades are subject to central counterparty clearing where settlement is guaranteed by the exchange.

(2) Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets presented in the Statements of Financial Condition, for each respective counterparty.

(3) Net amount represents the amount that is subject to loss in the event of a counterparty failure as of December 31, 2016.

(Concluded)

Offsetting of derivative assets and liabilities at December 31, 2015
		Gross amounts	Net amounts of
		offset in the	assets presented in
	Gross amounts of	Statement of	the Statement of
Assets	recognized assets	Financial Condition	Financial Condition

Futures contracts
Counterparty C	$1,841,417	$(1,090,906)	$750,511
Counterparty I	3,029,178	(1,423,747)	1,605,431
Total futures contracts	4,870,595	(2,514,653)	2,355,942

Forward currency contracts
Counterparty G	2,843,717	(1,155,532)	1,688,185
Total assets	7,714,312	(3,670,185)	4,044,127

		Gross amounts	Net amounts of
		offset in the	liabilities presented in
	Gross amounts of	Statement of	the Statement of
Liabilities	recognized liabilities	Financial Condition	Financial Condition

Forward currency contracts
Counterparty H	$1,206,247	$(883,559)	$322,688
Total liabilities	$1,206,247	$(883,559)	$322,688

(Continued)

		Amounts Not Offset in the Statement of Financial Condition
	Net amounts of
	Assets
	presented in the
	Statement of Financial	Financial	Collateral
Counterparty	Condition	Instruments	Received(1)(2)	Net Amount(3)

Counterparty C	$750,511	$-	$(750,511)	$-
Counterparty I	1,605,431	-	(1,605,431)	-
Counterparty G	1,688,185	-	-	1,688,185
Total	$4,044,127	$-	$(2,355,942)	$1,688,185

		Amounts Not Offset in the Statement of Financial Condition
	Net amounts of
	Liabilities
	presented in the
	Statement of Financial	Financial	Collateral
Counterparty	Condition	Instruments	Pledged(1)(2)	Net Amount(4)

Counterparty H	$322,688	$-	$(322,688)	$-
Total	$322,688	$-	$(322,688)	$-

(1) Collateral received includes trades made on exchanges. These trades are subject to central counterparty clearing where settlement is guaranteed by the exchange. Collateral pledged includes both cash and U.S. Treasury notes held at each respective counterparty.

(2) Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets presented in the Statements of Financial Condition, for each respective counterparty.

(3) Net amount represents the amount that is subject to loss in the event of a counterparty failure as of December 31, 2015.

(4) Net amount represents the amounts owed by the Partnership to each counterparty as of December 31, 2015.